Note 22 - Subsequent Events (Details Textual) - USD ($)	Mar. 09, 2018	Nov. 09, 2017	Apr. 20, 2017
Dividends Payable, Amount Per Share		$ 0.01	$ 0.006
Dividends Payable, Amount Per American Depositary Share		$ 0.20	$ 0.12
Dividends Payable		$ 12,700	$ 7,400
Subsequent Event [Member]
Dividends Payable, Amount Per Share	$ 0.01
Dividends Payable, Amount Per American Depositary Share	$ 0.20
Dividends Payable	$ 13,002,000,000